Restructuring Activities	12 Months Ended
Dec. 31, 2012
Restructuring Activities

8. Restructuring Activities

A summary of the changes in the liabilities for restructuring activities is provided below:

(IN MILLIONS)	Transformation Initiative	Productivity Initiatives and Legacy Programs	Total
Balance at December 31, 2009	$46	$29	$75
Charges	(9)	68	59
Payments	(37)	(33)	(70)
Non-cash charges and other adjustments	3	1	4
Effect of foreign currency translation	(1)	(2)	(3)
Balance at December 31, 2010	2	63	65
Charges	—	83	83
Payments	(2)	(80)	(82)
Non-cash charges and other adjustments	—	1	1
Balance at December 31, 2011	—	67	67
Charges	—	85	85
Non-cash charges and other adjustments	—	(6)	(6)
Payments	—	(82)	(82)
Balance at December 31, 2012	$—	$64	$64

Of the $64 million in remaining liabilities for restructuring actions, $53 million is expected to be paid within one year and is classified as a current liability within the consolidated financial statements as of December 31, 2012.

Productivity Initiatives and Legacy Programs

In December 2009, Nielsen commenced certain specific restructuring actions attributable to defined cost reduction programs directed towards achieving increased productivity in future periods primarily through targeted employee terminations.

The Company recorded $85 million in restructuring charges associated with these initiatives during the year ended December 31, 2012. Of these amounts, $5 million related to property lease termination charges with the remainder relating to severance costs associated with employee terminations.

The Company recorded $83 million in restructuring charges associated with these initiatives during the year ended December 31, 2011. The charges primarily related to severance costs associated with employee terminations.

The Company recorded $68 million in restructuring charges associated with these initiatives during the year ended December 31, 2010. Of these amounts, $11 million related to property lease termination charges with the remainder relating to severance costs associated with employee terminations.

Transformation Initiative

The Transformation Initiative has been completed in all respects as of December 31, 2011.

Nielsen recorded net credits of $9 million for the year ended December 31, 2010 associated with adjustments to previously established liabilities for employee severance and other benefits.